Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for Doubtful Accounts [Table Text Block]
The changes in the allowance for doubtful accounts are as follows:

	Year Ended December 31,
(In millions)	2016	2015	2014

Beginning Balance	$70.1	$74.1	$54.1
Provision charged to expense (a)	15.9	5.5	20.4
Accounts recovered	0.2	0.2	1.0
Accounts written off	(9.2)	(4.8)	(11.2)
Other (b)	0.3	(4.9)	9.8

Ending Balance	$77.3	$70.1	$74.1

(a)
In 2016, includes $8.5 million of charges to conform the accounting policies of FEI with the company's accounting policies. In 2014, includes $16.2 million of charges to conform the accounting policies of Life Technologies with the company's accounting policies.

(b)	Includes allowance of businesses acquired and sold during the year as described in Note 2 and the effect of currency translation.

Warranty Obligations [Table Text Block]
The changes in the carrying amount of standard product warranty obligations are as follows:

	Year Ended
	December 31,	December 31,
(In millions)	2016	2015

Beginning Balance	$55.8	$57.5
Provision charged to income	96.2	85.4
Usage	(86.6)	(82.1)
Acquisitions	16.8	0.5
Adjustments to previously provided warranties, net	(2.5)	(2.6)
Currency translation	(1.8)	(2.9)

Ending Balance	$77.9	$55.8

Inventories [Table Text Block]
The components of inventories are as follows:

	December 31,	December 31,
(In millions)	2016	2015

Raw Materials	$466.3	$421.1
Work in Process	327.9	236.8
Finished Goods	1,419.1	1,333.8

Inventories	$2,213.3	$1,991.7

Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consists of the following:

	December 31,	December 31,
(In millions)	2016	2015

Land	$305.6	$276.4
Buildings and Improvements	1,154.2	1,050.5
Machinery, Equipment and Leasehold Improvements	2,955.7	2,786.8

Property, Plant and Equipment, at Cost	4,415.5	4,113.7
Less: Accumulated Depreciation and Amortization	1,837.7	1,664.9

Property, Plant and Equipment, Net	$2,577.8	$2,448.8

Finite-Lived Acquisition-related Intangible Assets [Table Text Block]
Acquisition-related intangible assets are as follows:

	Balance at December 31, 2016			Balance at December 31, 2015
(In millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Definite Lived:
Customer relationships	$13,167.3	$(4,821.4)	$8,345.9	$11,844.4	$(4,086.9)	$7,757.5
Product technology	5,679.7	(2,204.2)	3,475.5	4,799.8	(1,819.0)	2,980.8
Tradenames	1,452.2	(646.0)	806.2	1,316.7	(548.2)	768.5
Other	33.0	(33.0)	—	33.2	(33.0)	0.2

	20,332.2	(7,704.6)	12,627.6	17,994.1	(6,487.1)	11,507.0
Indefinite Lived:
Tradenames	1,234.8	—	1,234.8	1,234.8	—	1,234.8
In-process research and development	106.6	—	106.6	16.5	—	16.5

	1,341.4	—	1,341.4	1,251.3	—	1,251.3

Acquisition-related Intangible Assets	$21,673.6	$(7,704.6)	$13,969.0	$19,245.4	$(6,487.1)	$12,758.3

Indefinite-Lived Acquisition-related Intangible Assets [Table Text Block]
Acquisition-related intangible assets are as follows:

	Balance at December 31, 2016			Balance at December 31, 2015
(In millions)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Definite Lived:
Customer relationships	$13,167.3	$(4,821.4)	$8,345.9	$11,844.4	$(4,086.9)	$7,757.5
Product technology	5,679.7	(2,204.2)	3,475.5	4,799.8	(1,819.0)	2,980.8
Tradenames	1,452.2	(646.0)	806.2	1,316.7	(548.2)	768.5
Other	33.0	(33.0)	—	33.2	(33.0)	0.2

	20,332.2	(7,704.6)	12,627.6	17,994.1	(6,487.1)	11,507.0
Indefinite Lived:
Tradenames	1,234.8	—	1,234.8	1,234.8	—	1,234.8
In-process research and development	106.6	—	106.6	16.5	—	16.5

	1,341.4	—	1,341.4	1,251.3	—	1,251.3

Acquisition-related Intangible Assets	$21,673.6	$(7,704.6)	$13,969.0	$19,245.4	$(6,487.1)	$12,758.3

Finite-Lived Acquisition-related Intangible Assets, Future Amortization Expense [Table Text Block]
The estimated future amortization expense of acquisition-related intangible assets with definite lives is as follows:

(In millions)

2017	$1,465.7
2018	1,428.1
2019	1,397.1
2020	1,297.0
2021	1,199.6
2022 and Thereafter	5,840.1

Estimated Future Amortization Expense of Definite-lived Intangible Assets	$12,627.6

Goodwill [Table Text Block]
The changes in the carrying amount of goodwill by segment are as follows:

(In millions)	Life Sciences Solutions	Analytical Instruments	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2014	$7,572.5	$2,729.8	$3,899.6	$4,640.7	$18,842.6
Acquisitions	125.1	1.7	4.7	120.8	252.3
Finalization of purchase price allocations for 2014 acquisitions	(3.3)	—	—	—	(3.3)
Sale of a product line	(5.8)	—	—	—	(5.8)
Currency translation	(80.4)	(24.1)	(132.8)	(22.4)	(259.7)
Other	8.3	(4.9)	(0.2)	(1.7)	1.5

Balance at December 31, 2015	7,616.4	2,702.5	3,771.3	4,737.4	18,827.6
Acquisitions	619.3	2,059.0	0.8	13.8	2,692.9
Finalization of purchase price allocations for 2015 acquisitions	—	—	—	6.8	6.8
Currency translation	(3.1)	(80.1)	(108.1)	(31.0)	(222.3)
Other	13.2	4.4	(5.0)	10.2	22.8

Balance at December 31, 2016	$8,245.8	$4,685.8	$3,659.0	$4,737.2	$21,327.8

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The guidance issued in November 2016, August 2016 and the provisions of the guidance issued in March 2016 which affected classification on the statement of cash flows were applied retrospectively. As a result of adoption of this guidance, the accompanying statement of cash flows reflects the following changes from previously reported amounts:

(In millions)	2016	2015	2014

Increase in Net Cash Provided by Operating Activities	$101.5	$125.2	$109.3
Decrease (Increase) in Net Cash Used in Investing Activities	11.5	(5.8)	(27.8)
Decrease in Net Cash Provided by Financing Activities	(101.5)	(125.2)	(109.3)